Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB RELATIVE VALUE FUND, INC.
Entity Central Index Key	0000029292
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000027914
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Advisor Class
Trading Symbol	CBBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
04/15	$10,000	$10,000	$10,000
10/15	$10,199	$10,077	$9,771
10/16	$10,403	$10,531	$10,394
10/17	$12,701	$13,020	$12,242
10/18	$13,667	$13,977	$12,613
10/19	$14,976	$15,979	$14,027
10/20	$13,377	$17,531	$12,966
10/21	$20,003	$25,054	$18,640
10/22	$19,499	$21,393	$17,335
10/23	$19,652	$23,563	$17,359
10/24	$25,169	$32,521	$22,736
04/25	$24,376	$31,955	$22,313

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	-3.15%	5.52%	13.56%	9.32%
S&P 500 Index	-1.74%	12.10%	15.61%	12.32%
Russell 1000 Value Index	-1.86%	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,769,046,535
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,892,867
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,769,046,535
# of Portfolio Holdings	70
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$4,892,867

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.0%
Health Care	19.7%
Industrials	14.7%
Consumer Staples	10.1%
Information Technology	7.9%
Consumer Discretionary	7.4%
Energy	6.4%
Communication Services	3.9%
Materials	2.8%
Real Estate	1.0%
Short-Term Investments	4.9%
Other assets less liabilities	-1.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$79,406,791	4.5%
Philip Morris International, Inc.	$77,413,251	4.4%
Johnson & Johnson	$72,003,576	4.1%
JPMorgan Chase & Co.	$63,952,719	3.6%
Walmart, Inc.	$63,805,725	3.6%
Fiserv, Inc.	$61,163,914	3.4%
RTX Corp.	$50,128,350	2.8%
Accenture PLC - Class A	$49,346,288	2.8%
Elevance Health, Inc.	$47,012,853	2.7%
S&P Global, Inc.	$45,859,086	2.6%
Total	$610,092,553	34.5%

C000027911
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class A
Trading Symbol	CABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABDX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABDX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
04/15	$9,567	$10,000	$10,000
10/15	$9,740	$10,077	$9,771
10/16	$9,917	$10,531	$10,394
10/17	$12,053	$13,020	$12,242
10/18	$12,944	$13,977	$12,613
10/19	$14,147	$15,979	$14,027
10/20	$12,612	$17,531	$12,966
10/21	$18,827	$25,054	$18,640
10/22	$18,300	$21,393	$17,335
10/23	$18,393	$23,563	$17,359
10/24	$23,495	$32,521	$22,736
04/25	$22,722	$31,955	$22,313

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-3.29%	5.32%	13.26%	9.03%
Class A (with sales charges)	-7.41%	0.91%	12.26%	8.55%
S&P 500 Index	-1.74%	12.10%	15.61%	12.32%
Russell 1000 Value Index	-1.86%	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,769,046,535
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,892,867
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,769,046,535
# of Portfolio Holdings	70
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$4,892,867

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.0%
Health Care	19.7%
Industrials	14.7%
Consumer Staples	10.1%
Information Technology	7.9%
Consumer Discretionary	7.4%
Energy	6.4%
Communication Services	3.9%
Materials	2.8%
Real Estate	1.0%
Short-Term Investments	4.9%
Other assets less liabilities	-1.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$79,406,791	4.5%
Philip Morris International, Inc.	$77,413,251	4.4%
Johnson & Johnson	$72,003,576	4.1%
JPMorgan Chase & Co.	$63,952,719	3.6%
Walmart, Inc.	$63,805,725	3.6%
Fiserv, Inc.	$61,163,914	3.4%
RTX Corp.	$50,128,350	2.8%
Accenture PLC - Class A	$49,346,288	2.8%
Elevance Health, Inc.	$47,012,853	2.7%
S&P Global, Inc.	$45,859,086	2.6%
Total	$610,092,553	34.5%

C000027913
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class C
Trading Symbol	CBBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.64%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
04/15	$10,000	$10,000	$10,000
10/15	$10,127	$10,077	$9,771
10/16	$10,249	$10,531	$10,394
10/17	$12,378	$13,020	$12,242
10/18	$13,187	$13,977	$12,613
10/19	$14,313	$15,979	$14,027
10/20	$12,651	$17,531	$12,966
10/21	$18,762	$25,054	$18,640
10/22	$18,081	$21,393	$17,335
10/23	$18,058	$23,563	$17,359
10/24	$22,889	$32,521	$22,736
04/25	$22,054	$31,955	$22,313

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-3.65%	4.45%	12.42%	8.23%
Class C (with sales charges)	-4.52%	3.50%	12.42%	8.23%
S&P 500 Index	-1.74%	12.10%	15.61%	12.32%
Russell 1000 Value Index	-1.86%	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,769,046,535
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,892,867
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,769,046,535
# of Portfolio Holdings	70
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$4,892,867

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.0%
Health Care	19.7%
Industrials	14.7%
Consumer Staples	10.1%
Information Technology	7.9%
Consumer Discretionary	7.4%
Energy	6.4%
Communication Services	3.9%
Materials	2.8%
Real Estate	1.0%
Short-Term Investments	4.9%
Other assets less liabilities	-1.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$79,406,791	4.5%
Philip Morris International, Inc.	$77,413,251	4.4%
Johnson & Johnson	$72,003,576	4.1%
JPMorgan Chase & Co.	$63,952,719	3.6%
Walmart, Inc.	$63,805,725	3.6%
Fiserv, Inc.	$61,163,914	3.4%
RTX Corp.	$50,128,350	2.8%
Accenture PLC - Class A	$49,346,288	2.8%
Elevance Health, Inc.	$47,012,853	2.7%
S&P Global, Inc.	$45,859,086	2.6%
Total	$610,092,553	34.5%

C000027917
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class I
Trading Symbol	CBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Value Index
04/15	$10,000	$10,000	$10,000
10/15	$10,196	$10,077	$9,771
10/16	$10,394	$10,531	$10,394
10/17	$12,696	$13,020	$12,242
10/18	$13,674	$13,977	$12,613
10/19	$14,989	$15,979	$14,027
10/20	$13,380	$17,531	$12,966
10/21	$20,013	$25,054	$18,640
10/22	$19,514	$21,393	$17,335
10/23	$19,659	$23,563	$17,359
10/24	$25,196	$32,521	$22,736
04/25	$24,378	$31,955	$22,313

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	-3.25%	5.58%	13.54%	9.32%
S&P 500 Index	-1.74%	12.10%	15.61%	12.32%
Russell 1000 Value Index	-1.86%	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,769,046,535
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,892,867
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,769,046,535
# of Portfolio Holdings	70
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$4,892,867

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.0%
Health Care	19.7%
Industrials	14.7%
Consumer Staples	10.1%
Information Technology	7.9%
Consumer Discretionary	7.4%
Energy	6.4%
Communication Services	3.9%
Materials	2.8%
Real Estate	1.0%
Short-Term Investments	4.9%
Other assets less liabilities	-1.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$79,406,791	4.5%
Philip Morris International, Inc.	$77,413,251	4.4%
Johnson & Johnson	$72,003,576	4.1%
JPMorgan Chase & Co.	$63,952,719	3.6%
Walmart, Inc.	$63,805,725	3.6%
Fiserv, Inc.	$61,163,914	3.4%
RTX Corp.	$50,128,350	2.8%
Accenture PLC - Class A	$49,346,288	2.8%
Elevance Health, Inc.	$47,012,853	2.7%
S&P Global, Inc.	$45,859,086	2.6%
Total	$610,092,553	34.5%

C000132087
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class Z
Trading Symbol	CBBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 1000 Value Index
04/15	$10,000	$10,000	$10,000
10/15	$10,196	$10,077	$9,771
10/16	$10,404	$10,531	$10,394
10/17	$12,712	$13,020	$12,242
10/18	$13,678	$13,977	$12,613
10/19	$14,988	$15,979	$14,027
10/20	$13,388	$17,531	$12,966
10/21	$20,052	$25,054	$18,640
10/22	$19,571	$21,393	$17,335
10/23	$19,703	$23,563	$17,359
10/24	$25,280	$32,521	$22,736
04/25	$24,469	$31,955	$22,313

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class Z	-3.21%	5.64%	13.57%	9.36%
S&P 500 Index	-1.74%	12.10%	15.61%	12.32%
Russell 1000 Value Index	-1.86%	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,769,046,535
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,892,867
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,769,046,535
# of Portfolio Holdings	70
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$4,892,867

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.0%
Health Care	19.7%
Industrials	14.7%
Consumer Staples	10.1%
Information Technology	7.9%
Consumer Discretionary	7.4%
Energy	6.4%
Communication Services	3.9%
Materials	2.8%
Real Estate	1.0%
Short-Term Investments	4.9%
Other assets less liabilities	-1.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$79,406,791	4.5%
Philip Morris International, Inc.	$77,413,251	4.4%
Johnson & Johnson	$72,003,576	4.1%
JPMorgan Chase & Co.	$63,952,719	3.6%
Walmart, Inc.	$63,805,725	3.6%
Fiserv, Inc.	$61,163,914	3.4%
RTX Corp.	$50,128,350	2.8%
Accenture PLC - Class A	$49,346,288	2.8%
Elevance Health, Inc.	$47,012,853	2.7%
S&P Global, Inc.	$45,859,086	2.6%
Total	$610,092,553	34.5%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized